Note 15 - Mining Interests - Disclosure of Detailed Information About Mining Interests, Producing Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning mining interests	$ 435,613
Ending mining interests	463,391	$ 435,613
Producing properties [member]
Statement Line Items [Line Items]
Beginning mining interests	353,651
Ending mining interests	367,348	353,651
Producing properties [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests	182,434
Ending mining interests	193,433	182,434
Producing properties [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	33,447
Ending mining interests	45,046	33,447
Producing properties [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	39,564
Ending mining interests	23,091	39,564
Producing properties [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	17,172
Ending mining interests	20,065	17,172
Producing properties [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	9,601
Ending mining interests	11,129	9,601
Producing properties [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	50,406
Ending mining interests	53,088	50,406
Producing properties [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	21,027
Ending mining interests	21,496	21,027
Producing properties [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning mining interests	816,665	582,630
Additions	46,492	45,677
Acquisition of Primero (Note 4)		178,183
Change in decommissioning liabilities (Note 22)	9,300	6,581
Transfer from exploration properties	15,577	3,594
Ending mining interests	888,034	816,665
Producing properties [member] | Gross carrying amount [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests	193,305
Additions	24,596	11,030
Acquisition of Primero (Note 4)		178,183
Change in decommissioning liabilities (Note 22)	301	4,092
Transfer from exploration properties	2,456
Ending mining interests	220,658	193,305
Producing properties [member] | Gross carrying amount [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	45,041	36,371
Additions	6,813	7,609
Acquisition of Primero (Note 4)
Change in decommissioning liabilities (Note 22)	2,338	(633)
Transfer from exploration properties	7,462	1,694
Ending mining interests	61,654	45,041
Producing properties [member] | Gross carrying amount [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	99,436	88,627
Additions	5,995	5,787
Acquisition of Primero (Note 4)
Change in decommissioning liabilities (Note 22)	500	3,122
Transfer from exploration properties	5,659	1,900
Ending mining interests	111,590	99,436
Producing properties [member] | Gross carrying amount [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	163,687	155,351
Additions	5,262	8,336
Acquisition of Primero (Note 4)
Change in decommissioning liabilities (Note 22)	696
Transfer from exploration properties
Ending mining interests	169,645	163,687
Producing properties [member] | Gross carrying amount [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	110,876	104,635
Additions	1,735	6,241
Acquisition of Primero (Note 4)
Change in decommissioning liabilities (Note 22)	945
Transfer from exploration properties
Ending mining interests	113,556	110,876
Producing properties [member] | Gross carrying amount [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	94,943	90,955
Additions	2,091	3,988
Acquisition of Primero (Note 4)
Change in decommissioning liabilities (Note 22)	4,051
Transfer from exploration properties
Ending mining interests	101,085	94,943
Producing properties [member] | Gross carrying amount [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	109,377	106,691
Additions		2,686
Acquisition of Primero (Note 4)
Change in decommissioning liabilities (Note 22)	469
Transfer from exploration properties
Ending mining interests	109,846	109,377
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning mining interests	(463,014)	(295,412)
Depletion and amortization	(35,070)	(47,776)
Impairment (Note 18)	(22,602)	(119,826)
Ending mining interests	(520,686)	(463,014)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning mining interests	(10,871)
Depletion and amortization	(16,354)	(10,871)
Impairment (Note 18)
Ending mining interests	(27,225)	(10,871)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning mining interests	(11,594)	(7,639)
Depletion and amortization	(5,014)	(3,955)
Impairment (Note 18)
Ending mining interests	(16,608)	(11,594)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning mining interests	(59,872)	(55,564)
Depletion and amortization	(6,025)	(4,308)
Impairment (Note 18)	(22,602)
Ending mining interests	(88,499)	(59,872)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning mining interests	(146,515)	(62,144)
Depletion and amortization	(3,065)	(16,470)
Impairment (Note 18)		(67,901)
Ending mining interests	(149,580)	(146,515)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning mining interests	(101,275)	(67,154)
Depletion and amortization	(1,152)	(4,850)
Impairment (Note 18)		(29,271)
Ending mining interests	(102,427)	(101,275)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning mining interests	(44,537)	(40,317)
Depletion and amortization	(3,460)	(4,220)
Impairment (Note 18)
Ending mining interests	(47,997)	(44,537)
Producing properties [member] | Accumulated depreciation, amortisation and impairment [member] | Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning mining interests	(88,350)	(62,594)
Depletion and amortization		(3,102)
Impairment (Note 18)		(22,654)
Ending mining interests	$ (88,350)	$ (88,350)